Employee Benefits - Additional Information (Detail) - 401 (k) Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Policy approved month and year	2015-04
Date of Policy beginning	Jun. 01, 2015
Percentage of match employee contribution	50.00%
Percentage of participants' annual salary	6.00%
Discretionary contribution	$ 0.2	$ 0.2	$ 0.2